Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,707
Gains/(losses) recorded in income		45
Gains/(losses) recorded in OCI		16
Purchases/ Issuances		234
Sales/ Settlements		(174)
Transfers into/out of Level 3		(44)
Fair value, ending balance		1,784	$ 1,707
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	48
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10
Gains/(losses) recorded in income		(11)
Purchases/ Issuances		(7)
Sales/ Settlements		(1)
Transfers into/out of Level 3		24
Fair value, ending balance		15	10
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(10)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			(139)
Gains/(losses) recorded in income	[2]		23
Purchases/ Issuances			(22)
Sales/ Settlements			12
Transfers into/out of Level 3			126
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(3)
Purchases/ Issuances			(2)
Sales/ Settlements		3	3
Transfers into/out of Level 3			(4)
Fair value, ending balance			(3)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		12	41
Gains/(losses) recorded in income	[2]		(2)
Purchases/ Issuances		8	3
Sales/ Settlements		(33)	(32)
Transfers into/out of Level 3		33	2
Fair value, ending balance		20	12
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Transfers into/out of Level 3		(1)
Fair value, ending balance			1
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		11
Purchases/ Issuances		3
Sales/ Settlements		(33)
Transfers into/out of Level 3		35
Fair value, ending balance		16	11
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		5
Transfers into/out of Level 3		(1)
Fair value, ending balance		4
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,688	1,348
Gains/(losses) recorded in income		56	282	[2]
Gains/(losses) recorded in OCI		16	(1)
Purchases/ Issuances		233	363
Sales/ Settlements		(143)	(231)
Transfers into/out of Level 3		(101)	(73)
Fair value, ending balance		1,749	1,688
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	58
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		48
Gains/(losses) recorded in income		(3)
Gains/(losses) recorded in OCI		3
Sales/ Settlements		(8)
Fair value, ending balance		40	48
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(3)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,640
Gains/(losses) recorded in income		59
Gains/(losses) recorded in OCI		13
Purchases/ Issuances		233
Sales/ Settlements		(135)
Transfers into/out of Level 3		(101)
Fair value, ending balance		1,709	1,640
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	61
Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10	1
Gains/(losses) recorded in income	[2]		(8)
Purchases/ Issuances			4
Transfers into/out of Level 3			13
Fair value, ending balance			10
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		17
Gains/(losses) recorded in income		(2)
Purchases/ Issuances		3
Sales/ Settlements		(6)
Transfers into/out of Level 3		(12)
Fair value, ending balance			17
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(2)
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		20
Gains/(losses) recorded in income		(3)
Purchases/ Issuances		6
Sales/ Settlements		(1)
Transfers into/out of Level 3		5
Fair value, ending balance		27	20
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(2)
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		13
Gains/(losses) recorded in income		(3)
Fair value, ending balance		10	13
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(3)
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income		(2)
Purchases/ Issuances		4
Fair value, ending balance		2
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(2)
Derivative financial assets [member] | Foreign exchange and gold contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		2
Fair value, ending balance		2
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(12)
Purchases/ Issuances		(2)
Sales/ Settlements		3
Transfers into/out of Level 3		9
Fair value, ending balance		(2)	(12)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(7)
Gains/(losses) recorded in income		1
Fair value, ending balance		(6)	(7)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	1
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(21)
Gains/(losses) recorded in income		(3)
Purchases/ Issuances		(18)
Sales/ Settlements		3
Transfers into/out of Level 3		22
Fair value, ending balance		(17)	$ (21)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(3)
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income		1
Purchases/ Issuances		(2)
Fair value, ending balance		(1)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	$ 1

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.